Commodity forward contracts – Barter transactions - Main assumptions used in fair value calculation (Details)	Jun. 30, 2024 T brazilian_real_per_bag uS_dollar_per_bushel brazilian_real_per_ton	Jun. 30, 2023 T uS_dollar_per_bushel brazilian_real_per_bag brazilian_real_per_ton
Soybean | Purchase Contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	365,894	449,847
Average of contract prices R$/Bag	112.97	127.95
Average Market Prices (Corn R$/bag ; Soybean US$/bu | uS_dollar_per_bushel	11.27	13.16
Soybean market premium (US$/bu) | uS_dollar_per_bushel	0.58	(0.30)
Freight (R$/ton) | brazilian_real_per_ton	378.64	293.65
Soybean | Selling Contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	141,069	145,915
Average of contract prices R$/Bag	112.71	145.71
Average Market Prices (Corn R$/bag ; Soybean US$/bu | uS_dollar_per_bushel	11.30	13.16
Soybean market premium (US$/bu) | uS_dollar_per_bushel	0.55	0.01
Freight (R$/ton) | brazilian_real_per_ton	410.70	0
Corn | Purchase Contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	211,895	303,432
Average of contract prices R$/Bag	45.19	65.25
Average Market Prices (Corn R$/bag ; Soybean US$/bu	65.08	56.04
Freight (R$/ton) | brazilian_real_per_ton	257.28	282.23
Corn | Selling Contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Outstanding Volume (tons) | T	176,978	255,499
Average of contract prices R$/Bag	38.27	48.36
Average Market Prices (Corn R$/bag ; Soybean US$/bu	59.58	56.04
Soybean market premium (US$/bu) | uS_dollar_per_bushel	0.90
Freight (R$/ton) | brazilian_real_per_ton	257.29	284.59